Earnings Per Share - Computation of Basic and Diluted Earnings per Share (Detail) - Class A Voting Ordinary Shares [Member]	12 Months Ended
	Dec. 31, 2021 ¥ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 ¥ / shares shares	Dec. 31, 2019 ¥ / shares shares
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Basic	189,950,000	189,950,000	190,170,000	215,040,000.00
Diluted	266,290,000	266,290,000	274,330,000	300,460,000
Basic | (per share)	¥ 2.32	$ 0.36	¥ 3.78	¥ 11.72
Diluted | (per share)	¥ 2.27	$ 0.36	¥ 3.59	¥ 10.94
ADS [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Basic	46.74	46.74	181.84	184.70
Diluted	49.11	49.11	196.67	199.24
Basic | (per share)	¥ 2.32	$ 0.36	¥ 3.78	¥ 11.72
Diluted | (per share)	¥ 2.27	$ 0.36	¥ 3.59	¥ 10.94
ADS [Member] | US [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Basic	7.33	7.33
Diluted	7.71	7.71